Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Recognized Identifiable Assets and Liabilities Assumed
The following table summarizes the final purchase price allocation of the 6RS assets acquired and liabilities assumed at the acquisition date:

Amount $
Net tangible assets and liabilities:
Cash	8,158
Trade and other receivables, net	2,038
Other current assets	4,394
Property and equipment, net	3,551
Accounts payable and accrued liabilities	(4,056)
Current and long-term deferred revenue	(8,901)
Estimated fair value of identifiable intangible assets:
Acquired technology	142,500
Customer relationships	7,600
Net deferred tax liability on acquired intangibles	(26,107)

Goodwill	264,527
Total purchase price	393,704